Other Payables and Accruals - Summary of Other Payables and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Payables And Accruals [Abstract]
Accrued payroll	$ 21,892	$ 19,207
Accrued expense	127,390	81,364
Other payables	10,960	16,867
Payable for Collaboration Assets	22,852	5,605
Other tax payables	1,015	515
Other payables and accruals	$ 184,109	$ 123,558